Insurance-related accounts	12 Months Ended
Mar. 31, 2022
Disclosure of types of insurance contracts [abstract]
Insurance-related accounts
13.	Insurance-related accounts

(1)	Assets, liabilities, revenues and expenses included in the insurance business
Insurance policies
Life insurance policies that subsidiaries in the Financial Services segment underwrite, most of which are categorized as long-duration contracts, mainly consist of whole life, term life and accident and health, variable annuities and variable life insurance contracts. The life insurance revenues for the fiscal years ended March 31, 2021 and 2022 were 913,361 million yen and 943,092 million yen, respectively. Property and casualty insurance policies that a subsidiary in the Financial Services segment underwrites are primarily automotive insurance contracts, which are categorized as short-duration contracts. The non-life
insurance revenues for the fiscal years ended March 31, 2021 and 2022 were 123,574 million yen and 132,908 million yen, respectively.
The insurance contract liability in which an insured event has not occurred or a surrender option has not been exercised at the reporting date is classified as non-current.
However, if either the insured event has occurred or the surrender option has been exercised, Sony would no longer have the right to defer payment of these amounts. Since the insurance contract liability would be due to be settled within twelve months after the reporting period, it is classified as current.
Deferred insurance acquisition costs
As of April 1, 2020, March 31, 2021 and 2022, the balances of deferred insurance acquisition costs of non-traditional
life insurance contracts were 179,894 million yen, 220,254 million yen and 261,475 million yen, respectively.
Future insurance policy benefits
Liabilities for future insurance policy benefits, except the portion of liabilities for minimum guarantee benefits described below, which mainly relate to individual life insurance policies, are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities, which require significant management judgment and estimates, are computed by the net level premium method based upon the assumptions as to future investment yield, morbidity, mortality rates, lapse rates and other factors. Future insurance policy benefits are computed using interest rates ranging from 0.5% to 4.5% and are based on factors such as market conditions and expected investment returns. Morbidity, mortality rates and lapse rates used as assumptions for all policies are based on either the subsidiary’s own experience or various actuarial tables. Generally these assumptions are locked in throughout the life of the contract upon the issuance of new insurance contracts, although significant changes in experience or assumptions may require Sony to provide for expected future losses.
Liabilities for future insurance policy benefits include the liabilities for the minimum guarantee benefits of variable annuities and variable life insurance contracts. The details regarding the minimum guarantee benefits are presented in “Minimum guarantee benefit for variable annuities and variable life insurance contracts” below. Sony measures certain of these liabilities for future insurance policy benefits at fair value. Refer to (4).
Policyholders’ account in the life insurance business
Policyholders’ account in the life insurance business represents an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges. Policyholders’ account in the life insurance business includes universal life insurance and investment contracts. Investment contracts are defined by the previous accounting practices in accordance with the provisions of IFRS 4. Universal life insurance includes interest sensitive whole life contracts and variable life insurance contracts. The credited rates associated with interest sensitive whole life contracts range from 1.7% to 2.0%. For variable life insurance contracts, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. Investment contracts mainly include single payment endowment contracts, single payment educational endowment contracts, individual variable annuities and policies after the start of annuity payments. The credited rates associated with investment contracts, except for individual variable annuities, range from 0.01% to 6.3%. For individual variable annuities, policy values are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The liabilities for policyholders’ account in the life insurance business includes the liabilities related to the variable annuities and variable life insurance contracts with minimum guarantee benefits. Sony measures certain of these liabilities for policyholders’ account in the life insurance business at fair value. Refer to Note (4).
Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	April 1	March 31
	2020	2021	2022
Universal life insurance	2,611,577	3,067,791	3,278,148
Investment contracts	883,429	1,101,614	1,393,257
Other	145,004	159,489	119,890

Total	3,640,010	4,328,894	4,791,295

Minimum guarantee benefit for variable annuities and variable life insurance contracts
Regarding variable annuities and variable life insurance contracts, minimum guarantee benefits (minimum death benefit, minimum accumulation benefit, etc.) are provided, and Sony bears the risk of fulfilling the minimum guarantee benefits prescribed in the contracts to policyholders. The fair value measurement is applied to the liability for variable annuity contracts with minimum guarantee benefits. Refer to Note (4). Excluding the portion of the liability measured at fair value, the liability for the minimum guarantee benefits is calculated using current best-estimate assumptions and is based on the ratio of the present value of expected total excess payments divided by the present value of expected total assessments over the life of the contract. Mortality rates, lapse rates, discount rates and investment yield are used as significant assumptions for this calculation. The policyholders’ account value, net amount at risk, liability for the minimum guarantee benefit, and average attained age as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	Yen in millions
	April 1, 2020
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	464,093	1,096,935	1,561,028
Net amount at risk	71,685	4,564,214	4,635,899
Liability for minimum guarantee benefit	64,045	79,860	143,905

	Age
	April 1, 2020
	Variable annuities	Variable life insurance contracts
Average attained age	60	45

	Yen in millions
	March 31, 2021
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	490,152	1,486,001	1,976,153
Net amount at risk	50,861	5,074,637	5,125,498
Liability for minimum guarantee benefit	42,309	58,246	100,555

	Age
	March 31, 2021
	Variable annuities	Variable life insurance contracts
Average attained age	61	45

	Yen in millions
	March 31, 2022
	Variable annuities	Variable life insurance contracts	Total
Policyholders’ account value	467,924	1,686,488	2,154,412
Net amount at risk	58,961	6,361,770	6,420,731
Liability for minimum guarantee benefit	37,382	63,392	100,774

	Age
	March 31, 2022
	Variable annuities	Variable life insurance contracts
Average attained age	63	45
Shadow liability adequacy test in the life insurance business
When holding financial assets that are measured at fair value through other comprehensive income and correspond to insurance contract liabilities, shadow accounting is applied to evaluate insurance-related accounts as if the financial assets were sold as of the end of reporting period and valuation gains or losses were realized for the purpose of reducing the accounting mismatches between the insurance contract liabilities and the financial assets. Sony performs a shadow liability adequacy test on life insurance contracts quarterly.
Mortality rates, morbidity rates, lapse rates and discount rates are used as significant assumptions for this shadow liability adequacy test.
As a result of the shadow liability adequacy test, deferred insurance acquisition costs decreased by 386,528 million yen and future insurance policy benefits increased by 268,748 million yen through other comprehensive income as of April 1, 2020. Since the net amounts of future insurance policy benefits minus deferred insurance acquisition costs were recorded at a sufficient level, the decrease of deferred insurance acquisition costs and the increase of future insurance policy benefits were not recorded as of March 31, 2021 and 2022.

(2)	Changes in insurance contract liabilities and deferred insurance acquisition costs
Changes in insurance contract liabilities
The changes in insurance contract liabilities are as follows:

	Yen in millions
	Future insurance policy benefits and other	Policyholders’ account in the life insurance business	Total
Balance as of April 1, 2020	6,646,656	3,640,010	10,286,666

Current portion *1	127,079	—	127,079
Non-current portion	6,519,577	3,640,010	10,159,587

Net premiums	786,916	319,240	1,106,156
Insurance liabilities released	(465,997)	(195,202)	(661,199)
Unwind of discount and actuarial items *2	157,379	465,769	623,148
Changes in valuation of expected future benefits	(69,332)	(6,401)	(75,733)
Shadow accounting adjustments	(258,953)	(3,954)	(262,907)
Other	(68,340)	90,575	22,235
Currency exchange rate fluctuations	21,121	18,857	39,978

Balance as of March 31, 2021	6,749,450	4,328,894	11,078,344

Current portion *1	134,865	—	134,865
Non-current portion	6,614,585	4,328,894	10,943,479

Net premiums	813,856	468,299	1,282,155
Insurance liabilities released	(539,586)	(251,169)	(790,755)
Unwind of discount and actuarial items *2	149,869	201,797	351,666
Changes in valuation of expected future benefits	(11,144)	946	(10,198)
Shadow accounting adjustments	(15,692)	(3,169)	(18,861)
Other	(65,198)	29,328	(35,870)
Currency exchange rate fluctuations	110,485	16,369	126,854

Balance as of March 31, 2022	7,192,040	4,791,295	11,983,335

Current portion *1	153,006	—	153,006
Non-current portion	7,039,034	4,791,295	11,830,329

*1	The current portion of future insurance policy benefits and other is included in other current liabilities in the consolidated statements of financial position.

*2	Mainly includes interests credited to reserves, expenses and mortality charges.

Changes in deferred insurance acquisition costs
The changes in deferred insurance acquisition costs are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	194,116	631,231

Current portion*	6,212	7,245
Non-current portion	187,904	623,986

New deferred insurance acquisition costs	96,638	109,320
Amortization amount for current period	(44,738)	(69,237)
Shadow accounting adjustments	383,731	4,505
Currency exchange rate fluctuations	1,484	8,017

Balance at end of the fiscal year	631,231	683,836

Current portion*	7,245	7,310
Non-current portion	623,986	676,526

*	The current portion of deferred insurance acquisition costs is included in other current assets in the consolidated statements of financial position.

(3)	Significant assumptions regarding insurance contracts
Significant assumptions
The significant assumptions and the ranges used to measure the insurance contract liabilities as of April 1, 2020, March 31, 2021 and 2022 are as follows:

	April 1	Fiscal year ended March 31
	2020	2021	2022

Discount rate	(0.061% ) - 6.25%	(0.046% ) - 6.25%	(0.075% ) - 6.25%
Other significant assumptions are mortality rates and lapse rates.
Impact from changes made to assumptions

	Yen in millions
	April 1	Fiscal year ended March 31
	2020	2021	2022
Impact on gains (losses)	(11,064)	31,076	6,643
Changes in economic assumptions	(14,048)	25,704	7,091
Changes in non-economic assumptions	2,984	5,372	(448)
Impact on capital	(465,869)	477,642	18,087
Changes in economic assumptions	(472,171)	467,478	16,874
Changes in non-economic assumptions	6,302	10,164	1,213
Economic assumptions including discount rates and
non-economic
assumptions including mortality rates and morbidity rates, lapse rates, and operating expense rates are developed based on best estimates by product as of each cutoff date. Best-estimate assumptions are developed to reflect past and current experiences as well as expected experiences in the future. Expected future changes in assumptions should be reflected only when they are supported by sufficient rationales. Except for a deteriorating trend in mortality rates and morbidity rates, no other expected future changes are assumed in the best-estimate assumptions applied.

(4)	Insurance-related accounts measured at fair value
In determining the fair value of future insurance policy benefits and policyholders’ account in the life insurance business to which Sony measures at fair value, Sony uses the present value of future expected cash flows based on mortality rates, lapse rates, discount rates, investment yield and various actuarial assumptions. These are classified within Level 3 of the fair value hierarchy since Sony primarily uses unobservable inputs in its valuation.
The fair value of future insurance policy benefits and policyholders’ account in the life insurance business as of April 1, 2020, March 31, 2021 and 2022 is as follows:

	Yen in millions
	Fair value	Presentation in the consolidated statements of financial position
		Future insurance policy benefits and other	Policyholders’ account in the life insurance business
April 1, 2020	532,191	64,045	468,146
March 31, 2021	536,189	42,309	493,880
March 31, 2022	507,699	37,382	470,317
The valuation techniques, significant unobservable inputs, and the ranges used to measure the fair value of the future insurance policy benefits and policyholders’ account in the life insurance business as of April 1, 2020, March 31, 2021 and 2022 are as follows:

Valuation techniques	Significant unobservable inputs	Range
		April 1, 2020	March 31, 2021	March 31, 2022
Present value of future expected cash flows	Credit spread*	64.4bp	37.9bp	47.5bp
	Mortality rates	0.004%-44.865%	0.004%-44.865%	0.003% - 35.693%
	Lapse rates	1.000%-7.500%	1.000%-7.500%	0% - 7.500%
* bp = basis point
The decrease (increase) in fair value is the result of higher (lower) credit spreads, mortality rates or lapse rates. The fair value of the future insurance policy benefits and policyholders’ account in the life insurance business measured at fair value would not change significantly, even if one or more of the significant unobservable inputs are changed to reflect reasonably possible alternative assumptions.
The changes in fair value of future insurance policy benefits and policyholders’ account in the life insurance business measured at fair value for the fiscal years ended March 31, 2021 and 2022 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Balance at beginning of the fiscal year	532,191	536,189

Total (gains) losses *1 :
Included in net income *2	16,475	830
Included in other comprehensive income *3	3,120	(797)
Issuances	1,996	—
Settlements	(17,593)	(28,523)

Balance at end of the fiscal year	536,189	507,699

Changes in unrealized gains (losses) relating to future insurance policy benefits and policyholders’ account in the life insurance business still held as of reporting date included in net income *2	(29,205)	(13,638)

*1	Gains presented as negative and losses presented as positive.

*2	Included in financial services revenue and financial services expense in the consolidated statements of income.

*3	Included in insurance contract valuation adjustments in the consolidated statements of comprehensive income.

(5)	Insurance and market risks
Risk management policy and exposure
The life insurance subsidiary manages various market-related risks in the following manner:

(a)	Insurance risk management
Insurance risk
With respect to insurance underwriting risk, based on the level of policy reserves and capital levels, the life insurance subsidiary manages the insurance portfolio appropriately, such as setting policy limits for each type of insurance as necessary. In addition, underwriting standards, reinsurance standards, reinsurance company selection standards, and standards for revising and abolishing each product are clearly defined as internal rules and are regularly reviewed.
Concentration of insurance risk
The insurance contract portfolio does not have excessive concentration risk.

(b)	Market risk management
Interest rate risk management
Interest rate risk is managed by the risk management division based on the policies for interest rate risk management that specify details such as risk management methods and procedures. Based on ALM policies that are determined through such methods as deliberation by the life insurance subsidiary’s Executive Committee, the subsidiary determines and confirms actual risk conditions with its Board of Directors. As part of the ALM management, the life insurance subsidiary invests in financial assets that match the characteristics of the insurance contract obligations, and thereby reduces interest rate risk as much as possible. Through the purchase and sale of financial assets included in their portfolio, the interest rate sensitivity (duration) of financial assets and insurance contract obligations is matched as much as possible so that they ensure sufficient cash flow to settle insurance claims as they come due.
Exchange rate risk
Exchange rate risk is managed by the risk management division based on the policies for exchange rate risk management that specify details such as risk management methods and procedures. The division periodically reports such information to the life insurance subsidiary’s Board of Directors and Executive Committee.
Equity market price fluctuation risk
Equity market price fluctuation risk is managed by the risk management division based on the policies for equity market price fluctuation risk management that specify details such as risk management methods and procedures. The division periodically reports such information to the life insurance subsidiary’s Board of Directors and Executive Committee.
Derivative transactions
Derivative transactions are managed by the risk management division based on the policies for derivative transactions that specify details such as risk management methods and procedures. The division periodically reports such information to the life insurance subsidiary’s Board of Directors and Executive Committee.
Sensitivity analysis
Market risk
For the purpose of pursuing a stable and sustainable increase of corporate value, in the life insurance business Sony uses Market Consistent Embedded Value (“MCEV”), which is an indicator used to support the analysis of the value of a life insurance business and is compliant with the European Insurance CFO Forum Market Consistent Embedded Value Principles
©
(“MCEV Principles”). MCEV is also used for sensitivity analysis of market risk and insurance risk.

MCEV represents the present value of the current and future distributable earnings to shareholders generated from assets allocated to the covered business after sufficient allowance for the aggregate risks in the covered business. MCEV consists of the adjusted net worth and the value of the existing business. Adjusted net worth is the amount of assets allocated to the covered business as of the valuation date and is calculated as the amount of its market value in excess of statutory policy reserves and other liabilities. The value of the existing business consists of the present value of certainty-equivalent profit, the time value of options and guarantees, frictional costs and the cost of non-hedgeable
risks. The main assumptions, including mortality rates, morbidity rates, lapse and surrender rates, and operating expense rates, were developed based on best estimates by product. The Board of Directors of the life insurance subsidiary has confirmed that, with the exception of certain noncompliance items, the MCEV presented below has been produced following the methodology set out in the MCEV Principles. The main noncompliance item referred to above is the reference rate, which is used in the calculations and has been defined as the government bond nominal spot rate curve rather than the swap rate curve as stipulated in the MCEV Principles.
MCEV is not an estimate of “fair value” as it does not include the value of new businesses to be sold in the future and does not include the non-life
insurance business, such as the property and casualty insurance business and the banking business. The calculation of MCEV is based on numerous assumptions with respect to economic conditions, operating conditions, taxes and other matters, many of which are beyond Sony’s control. In general, deviations between projection assumptions and actual experience in the future are to be expected and such deviations may materially impact the value calculated.
The tables below show the sensitivities of changing the underlying assumptions of MCEV as of April 1, 2020, March 31, 2021 and 2022.

		April 1, 2020
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	1,713,544	—	—
Interest rates*	50bp decrease	1,675,351	(38,193)	(2.23%	)
	50bp increase	1,723,260	9,716	0.57%
Stock/Real estate market value	10% decrease	1,687,104	(26,439)	(1.54%	)
Maintenance expenses	10% decrease	1,742,146	28,603	1.67%
Lapse and surrender rate	10% decrease	1,661,415	(52,128)	(3.04%	)
Mortality rates (death protection)	5% decrease	1,781,851	68,308	3.99%
Mortality rates (third sector /annuity products)	5% decrease	1,697,478	(16,066)	(0.94%	)
Morbidity rates	5% decrease	1,786,439	72,895	4.25%
Foreign exchange rates	10% appreciation of the Yen	1,684,219	(29,324)	(1.71%	)
* bp = basis point

		March 31, 2021
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	1,966,570	—	—
Interest rates*	50bp decrease	1,972,839	6,269	0.32%
	50bp increase	1,936,227	(30,343)	(1.54%	)
Stock/Real estate market value	10% decrease	1,942,875	(23,695)	(1.20%	)
Maintenance expenses	10% decrease	1,994,729	28,158	1.43%
Lapse and surrender rate	10% decrease	1,965,268	(1,302)	(0.07%	)
Mortality rates (death protection)	5% decrease	2,032,004	65,434	3.33%
Mortality rates (third sector /annuity products)	5% decrease	1,952,436	(14,134)	(0.72%	)
Morbidity rates	5% decrease	2,038,626	72,055	3.66%
Foreign exchange rates	10% appreciation of the Yen	1,941,841	(24,729)	(1.26%	)
* bp = basis point

		March 31, 2022
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	2,066,357	—	—
Interest rates*	50bp decrease	2,107,521	41,164	1.99%
	50bp increase	2,004,841	(61,516)	(2.98%	)
Stock/Real estate market value	10% decrease	2,049,089	(17,268)	(0.84%	)
Maintenance expenses	10% decrease	2,097,153	30,796	1.49%
Lapse and surrender rate	10% decrease	2,083,260	16,903	0.82%
Mortality rates (death protection)	5% decrease	2,136,304	69,948	3.39%
Mortality rates (third sector /annuity products)	5% decrease	2,052,870	(13,487)	(0.65%	)
Morbidity rates	5% decrease	2,136,413	70,057	3.39%
Foreign exchange rates	10% appreciation of the Yen	2,051,249	(15,108)	(0.73%	)
* bp = basis point
Liquidity risk

(a)	Risk management policy and exposure
In line with liquidity risk management policies, the accounting division of each insurance subsidiary prepares and updates cash flow plans in a timely manner based on the reports from departments and manages cash flows, and the risk management division of each insurance subsidiary manages the liquidity risk. The accounting division and risk management division periodically or as needed report such information to each insurance subsidiary’s Board of Directors and Executive Committee.

(b)	Maturity analysis
The following table summarizes the estimated timing of the remaining undiscounted net cash flows from insurance contract liabilities and the contractual timing of the remaining undiscounted cash flows arising from securities held by the insurance subsidiaries as of April 1, 2020, March 31, 2021 and 2022. The cash flows of insurance liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	April 1, 2020
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	17,292,920	—	58,958	79,164	136,924	178,881	223,072	16,615,921
Securities held by insurance subsidiaries	15,459,087	1,005,229	645,257	188,889	187,273	238,590	352,546	12,841,303

	Yen in millions
	March 31, 2021
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	22,097,488	—	127,728	148,972	189,784	224,574	262,433	21,143,997
Securities held by insurance subsidiaries	17,014,630	1,584,670	670,402	198,858	245,184	342,846	328,947	13,643,723

	Yen in millions
	March 31, 2022
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	25,561,549	—	165,028	155,586	198,370	234,987	263,679	24,543,899
Securities held by insurance subsidiaries	18,536,483	2,008,071	656,948	223,111	348,527	335,791	311,466	14,652,569

Since the total of the above estimated amounts is the amount before discounting, it exceeds the amount of insurance contract liabilities and securities which is included in investments and advances in the Financial Services segment shown in the consolidated statements of financial position.